Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 48,129.6	$ 41,736.4	$ 39,222.0
Ceded written	(1,724.4)	(1,167.7)	(1,644.1)
Net premiums written	46,405.2	40,568.7	37,577.9
Direct premiums earned	46,018.6	40,687.7	37,519.7
Ceded earned	(1,649.9)	(1,426.1)	(1,327.3)
Net premiums earned	44,368.7	39,261.6	36,192.4
non regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(1,049.9)	(519.5)	(933.0)
Ceded earned	(999.7)	(739.6)	(656.5)
Regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(674.5)	(648.2)	(711.1)
Ceded earned	$ (650.2)	$ (686.5)	$ (670.8)